SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM THE COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - shares		12 Months Ended
	Dec. 24, 2020	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Common shares issuable upon conversion of convertible notes		2,527,144	8,541,605
Options to purchase common shares		92,116	92,116
Warrants to purchase common shares		2,752,941	8,403,603
Common shares issuable upon conversion of preferred stock	3.20716	822,593	22,364,393
Total potentially dilutive shares		6,194,794	39,401,717